================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100


Signature, Place and Date of Signing:

              /s/ Richard Duff    San Francisco, CA    02/10/2011
              -----------------   ------------------   -----------
                [Signature]         [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total (x$1000):126,770
                                                (thousands)

List of Other Included Managers:                None

                               (See attachment)

Column 1           Column 2 Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
--------           -------- --------- -------- ------------------ ---------- -------- ---------------------
                   Title of            Value   Shares or Sh/ Put/ Investment  Other   Voting Authority None
Name of Issuer      Class    CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers  Sole    Shared
AIR TRANSPORT
  SERVICES          Common  00922R105 3,258.04  412,410  SH          Sole             412,410
ALIGN TECHNOLOGY
  INC               Common   16255101 3,619.59  185,240  SH          Sole             185,240
ALLIANCE DATA
  SYSTEMS           Common   18581108 4,028.82   56,720  SH          Sole              56,720
ARRIS GROUP INC     Common  04269Q100 6,831.26  608,847  SH          Sole             608,847
ATLAS AIR
  WORLDWIDE HLDG    Common   49164205 3,079.58   55,160  SH          Sole              55,160
BROCADE COMMUNS
  SYS NEW           Common  111621306 4,317.43  816,150  SH          Sole             816,150
CARDTRONICS INC     Common  14161H108 7,725.70  436,480  SH          Sole             436,480
CARTERS INC         Common  146229109 6,960.11  235,856  SH          Sole             235,856
CHICOS FAS INC      Common  168615102 3,474.75  288,840  SH          Sole             288,840
COPART INC          Common  217204106 4,242.96  113,600  SH          Sole             113,600
EHEALTH INC         Common  28238P109 2,863.54  201,800  SH          Sole             201,800
FINANCIAL ENGINES
  ORD               Common  317485100 2,304.44  116,210  SH          Sole             116,210
HEARTLAND
  PAYMENT SYS       Common  42235N108 1,391.50   90,240  SH          Sole              90,240
HELIX ENERGY
  SOLUTION GP       Common  42330P107 5,377.17  442,930  SH          Sole             442,930
HOLOGIC INC         Common  436440101 4,823.94  256,320  SH          Sole             256,320
INTEGRATED DEVICE
  TECH              Common  458118106 4,137.92  621,310  SH          Sole             621,310
INTL RECTIFIER
  CORP              Common  460254105 5,803.21  195,460  SH          Sole             195,460
K V H INDUSTRIES
  INC               Common  482738101 3,348.15  280,180  SH          Sole             280,180
LANDSTAR SYSTEM
  INC               Common  515098101 2,845.41   69,502  SH          Sole              69,502
LENDER PROCESSING
  SVCS              Common  52602E102 5,152.42  174,540  SH          Sole             174,540
NATIONAL
  CINEMEDIA INC     Common  635309107 2,397.76  120,430  SH          Sole             120,430
NIC ORD             Common  62914B100 2,736.47  281,820  SH          Sole             281,820
PLANTRONICS INC     Common  727493108 4,656.22  125,100  SH          Sole             125,100
RIGHTNOW TECHS
  NEW               Common  76657R106 3,548.30  149,907  SH          Sole             149,907
ROVI CORPORATION    Common  779376102 6,871.33  110,810  SH          Sole             110,810
SAVVIS INC NEW      Common  805423308 4,782.91  187,418  SH          Sole             187,418
SONUS NETWORKS
  INC               Common  835916107 1,382.74  517,880  SH          Sole             517,880
SOURCEFIRE INC
  NEW               Common  83616T108   530.27   20,450  SH          Sole              20,450
STR HOLDINGS INC    Common  78478V100 4,242.20  212,110  SH          Sole             212,110
TENNANT COMPANY     Common  880345103 1,876.71   48,860  SH          Sole              48,860
WORLD FUEL
  SERVICES CORP     Common  981475106 8,159.90  225,661  SH          Sole             225,661